Share Premium (Details) - EUR (€) € in Millions	Dec. 31, 2017	Jul. 03, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 08, 2015
Share Premium Abstract
Share premium	€ 51,053	€ 6,343	€ 44,912	€ 45,001	€ 6,893
Decrease in share premium related to Santander Dividendo Eleccion Scrip dividend scheme	48		74	318
Transfer of share premium to Legal reserve	€ 154		€ 15	€ 185